TAXATION (Schedule of Components of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Net operating losses	$ 71,308	$ 74,040
Impairment of loans receivable	933	274
Overcharged advertising and promotion fee	1,061	87
Fixed assets depreciation	208	49
Share based compensation	0	6,167
Less: Valuation allowance	(71,308)	(73,015)
Total deferred tax assets, net	2,202	7,602
Deferred tax liabilities
Investment basis in the PRC entities	(72,088)	(61,961)
BaoAn Acquisition - Property	(12,191)	(13,309)
Investments	(13,160)	(51,229)
Interest capitalization	(139)	(142)
Deferred tax liabilities	$ (97,578)	$ (126,641)